CONVERTIBLE DEBT (Schedule of Changes of Long-term Convertible Debt) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Balance as of January 1, 2018		$ 25,353
Change in accrued interest		489
Change in fair value		(992)	$ 3,767
Payment of interest		(612)
Payment of principal		(8,167)	$ (7,901)
Balance as of June 30, 2018	[1]	16,071
Convertible Debt [Member]
Accrued interest		$ 196

[1]	Includes accrued interest of $196